Net trading income (Table)	12 Months Ended
Dec. 31, 2019
5. Net trading income
Net trading income
	2019	2018	2017
	£m	£m	£m
Net gains from financial instruments held for trading	2,795	3,101	2,280
Net gains from financial instruments designated at fair value	240	259	1,116
Net gains from financial instruments mandatorily at fair value	1,038	1,004	-
Net trading income	4,073	4,364	3,396